Interest-Bearing Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Interest Bearing Loans and Borrowings

	Maturity date	Interest rate	As at 31 December 2019 RMB million	As at 31 December 2018 RMB million
Guaranteed loans	11 January 2019	1.50%	—	993
Guaranteed loans	17 June 2019	3.54%	—	2,385
Guaranteed loans	27 September 2019	2.30%	—	6,657
Guaranteed loans	30 September 2019	2.40%	—	6,451
Guaranteed loans	11 January 2020	1.50%	989	—
Credit loans	6 November 2020	LIBOR+2.70%(i)	126	—
Guaranteed loans	6 December 2020	EURIBOR +3.80%(ii)	3,126	3,139
Credit loans	18 January 2021	2.50%	523	525
Credit loans	25 June 2024	3.08%	2,515	—
Credit loans	16 September 2024	3.30%	5,999	—
Credit loans	27 September 2024	USD LIBOR+1.00%	6,767	—

Total			20,045	20,150

(i)	2.70% when LIBOR is negative.

(ii)	3.80% when EURIBOR is negative.